Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 6,150	R$ 3,601
Base cenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,150
Base cenario [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	268
Base cenario [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	5,882
Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,032
Probable scenario [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	263
Probable scenario [member] | 3.80 Brazil real per US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,032
Net effect of exchange rate fluctuation	(118)
Probable scenario [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	5,769
Possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	7,540
Possible scenario [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	328
Possible scenario [member] | 4.75 Brazil real per US dollar [member] | Depreciation of 25% on Brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	7,540
Net effect of exchange rate fluctuation	1,390
Possible scenario [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	7,212
Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	9,048
Remote scenario [member] | Supply From Itaipu Binacional [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	394
Remote scenario [member] | 5.70 Brazil real per US dollar [member] | Depreciation of 50% on Brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	9,048
Net effect of exchange rate fluctuation	2,898
Remote scenario [member] | Loans and Financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 8,654